                             MERCANTILE FUNDS, INC.

                             Prime Money Market Fund
                          Government Money Market Fund
                          Tax-Exempt Money Market Fund
                           Limited Maturity Bond Fund
                             Total Return Bond Fund
                          Maryland Tax-Exempt Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          National Tax-Exempt Bond Fund
                              Growth & Income Fund
                               Equity Income Fund
                               Equity Growth Fund
                           Capital Opportunities Fund
                            International Equity Fund
                          Diversified Real Estate Fund

                           (collectively, the "Funds")


                        Supplement dated January 27, 2003
                   to the Class A, Class B and Class C Shares
                       Prospectus dated September 30, 2002

THIS SUPPLEMENT SUPERSEDES AND REPLACES ALL EXISTING SUPPLEMENTS TO THE PROSPECTUS. THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.


A. Management of the Company

      The paragraph under the sub-section entitled "Equity Growth Fund" of the section entitled "Management of the Company" on page 83 of the Prospectus is revised to read as follows:

      Kevin A. McCreadie and Manind V. Govil serve as portfolio managers for the Fund. Mr. McCreadie, CFA is the Chief Investment Officer for MCA and its parent company, Mercantile Safe Deposit & Trust Company. Prior to joining Mercantile, Mr. McCreadie was a Partner at Brown Investment Advisory & Trust Company where he served as Sr. Portfolio Manager, Co-head of Portfolio Management and a member of the Investment and Operating Committees. Prior to that, he spent 17 years as a Vice President and Portfolio Manager for J.P. Morgan Investment Management and was responsible for the portfolio management activities in the Chicago, Los Angeles, San Francisco, Dallas and Philadelphia offices. He holds a B.A. from Rutgers College and a M.B.A. from the Wharton School of the University of Pennsylvania. Mr. McCreadie and Mr. Govil are assisted by the following team of MCA equity investment professionals: Helen M. Callahan, Kevin Laake, George S. Michaels and Charles G. Rishell. For more information on Messrs. Govil, Laake, Michaels or Rishell or Ms. Callahan, please see the Growth & Income Fund.

B. Effective December 31, 2002, Class B Shares of each of the Funds will be available for purchase by investors.

C. Fees and Expenses

1. The tables with respect to the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund in the section entitled "Fees and Expenses" on pages 53-55 of the Prospectus are amended and restated in their entireties to read as follows:

                                                                Prime Money Market Fund
                                                                -----------------------
                                                         Class A       Class B       Class C
                                                         -------       -------       -------
Shareholder Fees
    (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price) .............      None          None          None
Maximum Deferred Sales Charge (Load) (as a
    percentage of the lesser of purchase price or
    redemption price) ...............................      None          4.50%/1/      1.00%/2/
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends ............................      None          None          None
Redemption Fees .....................................      None          None          None
Exchange Fees .......................................      None          None          None

Annual Fund Operating Expenses
    (expenses that are deducted from Fund
    assets):
Management Fees/3/ ..................................      0.25%         0.25%         0.25%
Distribution and Service (12b-1) Fees/3/ ............      0.50%         1.00%         1.00%
Other Expenses/3/ ...................................      0.19%         0.19%         0.19%
Total Fund Operating Expenses/3/ ....................      0.94%         1.44%         1.44%


Example
The following Example is intended to help you compare the cost of investing in the Prime Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B or Class C Shares of the Fund for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and Class B Shares automatically convert to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            1 Year    3 Years    5 Years     10 Years
                                                            ------    -------    -------     --------
Prime Money Market Fund
Class A Shares .........................................      $96      $300        $520        $1,155
Class B Shares

   -   Assuming complete redemption at end of period .......      $613       $789       $1,025       $1,587
   -   Assuming no redemption ..............................      $147       $456       $  787       $1,587
Class C Shares
   -   Assuming complete redemption at end of period .......      $250       $456       $  787       $1,724
   -   Assuming no redemption ..............................      $147       $456       $  787       $1,724

________
/1/This amount applies if you sell your shares in the first year after purchase, gradually declines to 1% in the sixth year after purchase and is eliminated thereafter. After eight years, Class B Shares automatically convert to Class A Shares. See "Investing in the Funds - How Sales Charges Work."

/2/This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See "Investing in the Funds - How Sales Charges Work."

/3/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Distribution and Service (12b-1) Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because (a) the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees and (b) the Fund is not currently assessing Distribution and Service (12b-1) Fees with respect to Class A, Class B and Class C Shares. These fee waivers, as well as the non-assessment of Distribution and Service (12b-1) Fees, are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Distribution and Service (12b-1) Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers and the non-assessment of Distribution and Service (12b-1) Fees into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. In addition, the Fund may begin to assess Distribution and Service (12b-1) Fees at any time.

                                                                Prime Money Market Fund
                                                                -----------------------
                                                      Class A         Class B          Class C
                                                      -------         -------          -------
Management Fees .................................      0.230%          0.230%           0.230%
Distribution and Service (12b-1) Fees ...........       None            None             None
Other Expenses ..................................      0.145%          0.145%           0.145%
Total Annual Fund Operating Expenses ............      0.375%          0.375%           0.375%

                                                             Government Money Market Fund
                                                             ----------------------------
                                                         Class A       Class B       Class C
                                                         -------       -------       -------
Shareholder Fees
    (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price) ..............     None           None          None
Maximum Deferred Sales Charge (Load) (as a
    percentage of the lesser of purchase price or
    redemption price) ................................     None           4.50%/1/      1.00%/2/
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends .............................     None           None          None
Redemption Fees ......................................     None           None          None
Exchange Fees ........................................     None           None          None

Annual Fund Operating Expenses
    (expenses that are deducted from Fund
    assets):
Management Fees/3/ ...................................     0.25%          0.25%         0.25%

Distribution and Service (12b-1) Fees/3/ .............     0.50%          1.00%         1.00%
Other Expenses/3/ ....................................     0.20%          0.20%         0.20%
Total Fund Operating Expenses/3/ .....................     0.95%          1.45%         1.45%


Example

The following Example is intended to help you compare the cost of investing in the Government Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B or Class C Shares of the Fund for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and Class B Shares automatically convert to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 Year      3 Years    5 Years      10 Years
                                                                 ------      -------    -------      --------
Government Money Market Fund
Class A Shares ..............................................     $ 97        $303       $  525       $1,166
Class B Shares
   -   Assuming complete redemption at end of period ........     $614        $792       $1,030       $1,598
   -   Assuming no redemption ...............................     $148        $459       $  792       $1,598
Class C Shares
   -   Assuming complete redemption at end of period ........     $251        $459       $  792       $1,735
   -   Assuming no redemption ...............................     $148        $459       $  792       $1,735



______
/1/This amount applies if you sell your shares in the first year after purchase, gradually declines to 1% in the sixth year after purchase and is eliminated thereafter. After eight years, Class B Shares automatically convert to Class A Shares. See "Investing in the Funds - How Sales Charges Work."

/2/This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See "Investing in the Funds - How Sales Charges Work."

/3/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Distribution and Service (12b-1) Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because (a) the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees and (b) the Fund is not currently assessing Distribution and Service (12b-1) Fees with respect to Class A, Class B and Class C Shares. These fee waivers, as well as the non-assessment of Distribution and Service (12b-1) Fees, are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Distribution and Service (12b-1) Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers and the non-assessment of Distribution and Service (12b-1) Fees into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. In addition, the Fund may begin to assess Distribution and Service (12b-1) Fees at any time.

                                                      Government Money Market Fund
                                                      ----------------------------
                                                   Class A       Class B       Class C
                                                   -------       -------       -------
Management Fees ...............................     0.220%       0.220%        0.220%
Distribution and Service (12b-1) Fees .........      None         None          None
Other Expenses ................................     0.155%       0.155%        0.155%
Total Annual Fund Operating Expenses ..........     0.375%       0.375%        0.375%

                                                               Tax-Exempt Money Market Fund
                                                               ----------------------------
                                                            Class A       Class B      Class C
                                                            -------       -------      -------
Shareholder Fees
    (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price) .................      None         None          None
Maximum Deferred Sales Charge (Load) (as a
    percentage of the lesser of purchase price or
    redemption price) ...................................      None         4.50%/1/      1.00%/2/
Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends ................................      None         None          None
Redemption Fees .........................................      None         None          None
Exchange Fees ...........................................      None         None          None

Annual Fund Operating Expenses
    (expenses that are deducted from Fund
    assets):
Management Fees/3/ ......................................      0.25%        0.25%         0.25%
Distribution and Service (12b-1) Fees/3/ ................      0.50%        1.00%         1.00%
Other Expenses/3/ .......................................      0.21%        0.21%         0.21%
                                                               -----        -----         -----
Total Fund Operating Expenses/3/ ........................      0.96%        1.46%         1.46%



Example
The following Example is intended to help you compare the cost of investing in the Tax-Exempt Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B or Class C Shares of the Fund for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and Class B Shares automatically convert to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 Year     3 Years     5 Years      10 Years
                                                               ------     -------     -------      --------
Tax-Exempt Money Market Fund
Class A Shares ...........................................      $ 98       $306        $  531        $1,178
Class B Shares
   -   Assuming complete redemption at end of period .....      $615       $795        $1,035        $1,610
   -   Assuming no redemption ............................      $149       $462        $  797        $1,610
Class C Shares
   -   Assuming complete redemption at end of period .....      $252       $462        $  797        $1,746
   -   Assuming no redemption ............................      $149       $462        $  797        $1,746

______

/1/This amount applies if you sell your shares in the first year after purchase, gradually declines to 1% in the sixth year after purchase and is eliminated thereafter. After eight years, Class B Shares automatically convert to Class A Shares. See "Investing in the Funds - How Sales Charges Work."

/2/This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See "Investing in the Funds - How Sales Charges Work."

/3/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Distribution and Service (12b-1) Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because (a) the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees and (b) the Fund is not currently assessing Distribution and Service (12b-1) Fees with respect to Class A, Class B and Class C Shares. These fee waivers, as well as the non-assessment of Distribution and Service (12b-1) Fees, are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Distribution and Service (12b-1) Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers and the non-assessment of Distribution and Service (12b-1) Fees into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. In addition, the Fund may begin to assess Distribution and Service (12b-1) Fees at any time.

                                                   Tax-Exempt Money Market Fund
                                                   ----------------------------
                                                 Class A      Class B      Class C
                                                 -------      -------      -------
Management Fees ............................      0.220%       0.220%       0.220%
Distribution and Service (12b-1) Fees ......       None         None         None
Other Expenses .............................      0.155%       0.155%       0.155%
Total Annual Fund Operating Expenses .......      0.375%       0.375%       0.375%

2. Footnote No. 5 to each of the tables with respect to the Funds identified below in the section entitled "Fees and Expenses" on pages 56-63 and pages 65-66 of the Prospectus is amended and restated in its entirety to read as follows:

Limited Maturity Bond Fund

/5/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year.

                                                    Limited Maturity Bond Fund
                                                    --------------------------
                                                 Class A      Class B      Class C
                                                 -------      -------      -------
Management Fees ..............................     0.31%        0.31%        0.31%
Distribution and Service (12b-1) Fees ........     0.50%        1.00%        1.00%
Other Expenses ...............................     0.19%        0.19%        0.19%
Total Annual Fund Operating Expenses .........     1.00%        1.50%        1.50%

Total Return Bond Fund

/5/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year.

                                                       Total Return Bond Fund
                                                       ----------------------
                                                 Class A      Class B      Class C
                                                 -------      -------      -------
Management Fees ..............................     0.28%        0.28%        0.28%
Distribution and Service (12b-1) Fees ........     0.50%        1.00%        1.00%
Other Expenses ...............................     0.22%        0.22%        0.22%
Total Annual Fund Operating Expenses .........     1.00%        1.50%        1.50%

Maryland Tax-Exempt Bond Fund

/5/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year.

                                                   Maryland Tax-Exempt Bond Fund
                                                   -----------------------------
                                                 Class A      Class B      Class C
                                                 -------      -------      -------
Management Fees ..............................     0.23%        0.23%        0.23%
Distribution and Service (12b-1) Fees ........     0.50%        1.00%        1.00%
Other Expenses ...............................     0.27%        0.27%        0.27%
Total Annual Fund Operating Expenses .........     1.00%        1.50%        1.50%

Intermediate Tax-Exempt Bond Fund

/5/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year.

                                                 Intermediate Tax-Exempt Bond Fund
                                                 ---------------------------------
                                                 Class A      Class B      Class C
                                                 -------      -------      -------
Management Fees ..............................     0.27%        0.27%        0.27%
Distribution and Service (12b-1) Fees ........     0.50%        1.00%        1.00%
Other Expenses ...............................     0.23%        0.23%        0.23%
Total Annual Fund Operating Expenses .........     1.00%        1.50%        1.50%

National Tax-Exempt Bond Fund

/5/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year.

                                                   National Tax-Exempt Bond Fund
                                                   -----------------------------

                                                 Class A      Class B      Class C
                                                 -------      -------      -------
Management Fees ..............................     0.29%        0.29%        0.29%
Distribution and Service (12b-1) Fees ........     0.50%        1.00%        1.00%
Other Expenses ...............................     0.21%        0.21%        0.21%
Total Annual Fund Operating Expenses .........     1.00%        1.50%        1.50%


Growth & Income Fund

/5/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year.

                                                       Growth & Income Fund
                                                       --------------------
                                                 Class A      Class B      Class C
                                                 -------      -------      -------
Management Fees ..............................     0.55%        0.55%        0.55%
Distribution and Service (12b-1) Fees ........     0.50%        1.00%        1.00%
Other Expenses ...............................     0.20%        0.20%        0.20%
Total Annual Fund Operating Expenses .........     1.25%        1.75%        1.75%


Equity Income Fund

/5/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year.

                                                         Equity Income Fund
                                                         ------------------
                                                 Class A      Class B      Class C
                                                 -------      -------      -------
Management Fees ..............................      0.54%       0.54%        0.54%
Distribution and Service (12b-1) Fees ........      0.50%       1.00%        1.00%
Other Expenses ...............................      0.21%       0.21%        0.21%
Total Annual Fund Operating Expenses .........      1.25%       1.75%        1.75%


Equity Growth Fund

/5/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year.

                                                      Equity Growth Fund
                                                      ------------------
                                               Class A      Class B      Class C
                                               -------      -------      -------

Management Fees ..............................    0.54%        0.54%       0.54%
Distribution and Service (12b-1) Fees ........    0.50%        1.00%       1.00%
Other Expenses ...............................    0.21%        0.21%       0.21%
Total Annual Fund Operating Expenses .........    1.25%        1.75%       1.75%


International Equity Fund

/5/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year.

                                                     International Equity Fund
                                                     -------------------------
                                                 Class A      Class B      Class C
                                                 -------      -------      -------
Management Fees .............................      0.97%        0.97%        0.97%
Distribution and Service (12b-1) Fees .......      0.50%        1.00%        1.00%
Other Expenses ..............................      0.28%        0.28%        0.28%
Total Annual Fund Operating Expenses ........      1.75%        2.25%        2.25%


Diversified Real Estate Fund

/5/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because the Fund's Advisor and Administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's Advisor and Administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year.

                                                   Diversified Real Estate Fund
                                                   ----------------------------
                                                 Class A      Class B      Class C
                                                 -------      -------      -------
Management Fees .............................      0.80%        0.80%        0.80%
Distribution and Service (12b-1) Fees .......      0.50%        1.00%        1.00%
Other Expenses ..............................      0.25%        0.25%        0.25%
Total Annual Fund Operating Expenses ........      1.55%        2.05%        2.05%


D. Capital Opportunities Fund

1. The section entitled "Principal Investment Strategies" on page 41 of the Prospectus is amended and restated in its entirety to read as follows:

    The Fund invests primarily in the common stocks of small companies with market capitalizations of $1.5 billion or less at the time of purchase. The Fund may also invest in preferred stock and securities convertible into common stock. There is no minimum credit rating for the Fund's investments in convertible securities. In addition, the Fund also may invest without limit in securities - generally common stock - of companies offering shares in initial public offerings ("IPOs").

    Securities purchased by the Fund will generally be publicly-traded common stocks of U.S. companies. The Fund also may invest up to 25% of its total assets in foreign equity securities, either directly or indirectly, through sponsored ADRs. ADRs that are denominated in U.S. dollars and traded on a U.S. exchange will not be treated as foreign securities for purposes of the 25% limitation on foreign securities.

    In managing the Fund, the Sub-Advisor uses a blended investment strategy that utilizes both a growth and value investment style. Each investment style is managed by a separate investment team of the Sub-Advisor. The Sub-Advisor will monitor the performance of each investment style of the blended strategy and, to the extent that it deems appropriate to maintain a neutral blended strategy, may periodically rebalance the allocation of the Fund's assets between growth and value stocks.

    In selecting growth stocks for the Fund's portfolio, the Sub-Advisor utilizes a bottom-up process which seeks to identify small companies with high expected growth and revenues and that are believed to be leaders, or are expected to become leaders, in their respective market niches. This process involves assessing a stock's current valuation by reviewing historical factors such as price-to-earnings, price-to-book, and price-to-free cash flow ratios, and revenues, as well as historic projected earnings and growth rates, and evaluating a company by looking at the capability of the management team, the strength of the company's position within its industry, the potential for the company to develop new products or markets, the company's return on equity and the company's financial and accounting policies.

    In selecting value stocks for the Fund's portfolio, the Sub-Advisor identifies small companies whose stock prices appear low relative to their underlying value or future earnings potential. The Sub-Advisor considers the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company that might suggest a more favorable outlook going forward, with a focus on stocks whose prices are historically low based on a given financial measure such as profits, book value or cash flow.

    The Sub-Advisor may sell a growth stock as a result of an adverse change in the issuing company's competitive position or ability to execute its growth plan or because of a significant earnings shortfall. The Sub-Advisor may sell a value stock when there is a negative change in company fundamentals and/or relative valuations or when price appreciation leads to overvaluation relative to the valuation target.

    The Fund may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

    The Fund may trade its investments frequently in trying to achieve its investment objective.

2. The following sidebar is added next to the section entitled "Principal Investment Strategies" on page 41 of the Prospectus:

    Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

3. The last sentence of the first paragraph under the section entitled "Principal Investment Risks" on page 42 of the Prospectus is revised to read as follows:

    In addition, the Fund is subject to the additional risk that the growth stocks and value stocks which it typically holds may not perform as well as other types of stocks even in times of rising markets.

4. The third paragraph under the section entitled "Management of the Company -- Sub-Advisor - Capital Opportunities Fund" on page 83 of the Prospectus is revised to read as follows:

    Gerald S. Frey, Managing Director and Chief Investment Officer, and Christopher S. Beck, CFA, Vice President and Senior Portfolio Manager, are responsible for the day-to-day management of the Fund. Mr. Frey manages the growth investment style of the Fund's blended investment strategy. Mr. Beck manages the value investment style of the Fund's blended investment strategy.

    Mr. Frey joined Delaware in 1996 and has 24 years of investment experience. He is assisted by Francis Houghton, Jr., Vice president/Senior Portfolio Manager, who joined Lynch & Mayer in 1990, which merged into Delaware Investment Advisors in 1990, and has 35 years of investment experience. Also assisting is Marshall T. Bassett, Vice President/Portfolio Manager, who joined Delaware in 1997 and has 12 years of investment experience; John A. Heffern, Vice President/Portfolio Manager, who joined Delaware in 1997 and has 8 years of investment experience; Jeffrey W. Hynoski, Vice President/Portfolio Manager, who joined Delaware in 1998; Steven T. Lampe, Vice President/Portfolio Manager, who joined Delaware in 1995; and Lori P. Wachs, Vice President/Portfolio Manager, who joined Delaware in 1992.

    Mr. Beck joined Delaware in 1997 and has 20 years of investment experience. He is assisted by Michael E. Hughes, CFA, Assistant Vice President/Equity Analyst, who joined Delaware in 2002 and has 6 years of investment experience. Also assisting is Michael Shrekgast, Equity Analyst, who joined Delaware in 2002 and has 4 years of investment experience.

                             MERCANTILE FUNDS, INC.

                             Prime Money Market Fund
                          Government Money Market Fund
                          Tax-Exempt Money Market Fund
                           Limited Maturity Bond Fund
                             Total Return Bond Fund
                          Maryland Tax-Exempt Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          National Tax-Exempt Bond Fund
                              Growth & Income Fund
                               Equity Income Fund
                               Equity Growth Fund
                           Capital Opportunities Fund
                            International Equity Fund
                          Diversified Real Estate Fund

                           (collectively, the "Funds")

                        Supplement dated January 27, 2003
                           to the Institutional Shares
                       Prospectus dated September 30, 2002

THIS SUPPLEMENT SUPERSEDES AND REPLACES ALL EXISTING SUPPLEMENTS TO THE PROSPECTUS. THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Management of the Company

      The paragraph under the sub-section entitled "Equity Growth Fund" of the section entitled "Management of the Company" on page 83 of the Prospectus is revised to read as follows:

      Kevin A. McCreadie and Manind V. Govil serve as portfolio managers for the Fund. Mr. McCreadie, CFA is the Chief Investment Officer for MCA and its parent company, Mercantile Safe Deposit & Trust Company. Prior to joining Mercantile, Mr. McCreadie was a Partner at Brown Investment Advisory & Trust Company where he served as Sr. Portfolio Manager, Co-head of Portfolio Management and a member of the Investment and Operating Committees. Prior to that, he spent 17 years as a Vice President and Portfolio Manager for J.P. Morgan Investment Management and was responsible for the portfolio management activities in the Chicago, Los Angeles, San Francisco, Dallas and Philadelphia offices. He holds a B.A. from Rutgers College and a M.B.A. from the Wharton School of the University of Pennsylvania. Mr. McCreadie and Mr. Govil are assisted by the following team of MCA equity investment professionals: Helen M. Callahan, Kevin Laake, George S. Michaels and Charles G. Rishell. For more information on Messrs. Govil, Laake, Michaels or Rishell or Ms. Callahan, please see the Growth & Income Fund.

Fees and Expenses

Footnote No. 1 to the table in the section entitled "Fees and Expenses" on pages 41-42 of the Prospectus is amended and restated in its entirety to read as follows:


/1/Based on the Fund's operating expenses for the fiscal year ended May 31, 2002. Management Fees, Other Expenses and Total Fund Operating Expenses for the Funds for the current fiscal year are expected to be less than the amounts shown above because the Funds' Advisor and Administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Funds at a certain level. Management Fees, Other Expenses, and Total Fund Operating Expenses for the Funds, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Funds' Advisor and Administrator have the right to be reimbursed by the Funds for such amounts prior to the end of any fiscal year.

                                                       Prime         Government      Tax-Exempt       Limited        Total
                                                       Money           Money            Money        Maturity       Return
                                                       Market          Market          Market          Bond          Bond
                                                        Fund            Fund            Fund           Fund          Fund
                                                        ----            ----            ----           ----          ----
Management Fees ..................................      0.230%         0.220%           0.220%         0.31%         0.28%
Distribution and Service (12b-1) Fees ............       None           None             None           None         None
Other Expenses ...................................      0.145%         0.155%           0.155%         0.19%         0.22%
                                                        ------         ------           ------         -----         -----
Total Annual Fund Operating Expenses .............      0.375%         0.375%           0.375%         0.50%         0.50%


                                                       Maryland      Intermediate     National
                                                          Tax-        Tax-Exempt        Tax-          Growth         Equity
                                                         Exempt          Bond          Exempt        & Income       Income
                                                       Bond Fund         Fund         Bond Fund        Fund          Fund
                                                       ---------         ----         ---------        ----          ----
Management Fees ..................................       0.23%           0.27%          0.29%          0.55%         0.54%
Distribution and Service (12b-1) Fees ............        None           None            None           None         None
Other Expenses ...................................       0.27%           0.23%          0.21%          0.20%         0.21%
                                                         -----           -----          -----          -----         -----
Total Annual Fund Operating Expenses .............       0.50%           0.50%          0.50%          0.75%         0.75%

                                                        Equity          Capital     International   Diversified
                                                        Growth       Opportunities      Equity      Real Estate
                                                         Fund            Fund            Fund          Fund
                                                         ----            ----            ----          ----
Management Fees ..................................       0.54%           1.04%          0.97%          0.80%
Distribution and Service (12b-1) Fees ............        None           None           None           None
Other Expenses ...................................       0.21%           0.21%          0.28%          0.25%
                                                         -----           -----          -----          -----
Total Annual Fund Operating Expenses .............       0.75%           1.25%          1.25%          1.05%

Capital Opportunities Fund

1. The section entitled "Principal Investment Strategies" on page 32 of the Prospectus is amended and restated in its entirety to read as follows:

    The Fund invests primarily in the common stocks of small companies with market capitalizations of $1.5 billion or less at the time of purchase. The Fund may also invest in preferred stock and securities convertible into common stock. There is no minimum credit rating for the Fund's investments in convertible securities. In addition, the Fund also may invest without limit in securities - generally common stock - of companies offering shares in initial public offerings ("IPOs").

    Securities purchased by the Fund will generally be publicly-traded common stocks of U.S. companies. The Fund also may invest up to 25% of its total assets in foreign equity securities, either directly or indirectly, through sponsored ADRs. ADRs that are denominated in U.S. dollars and traded on a U.S. exchange will not be treated as foreign securities for purposes of the 25% limitation on foreign securities.

    In managing the Fund, the Sub-Advisor uses a blended investment strategy that utilizes both a growth and value investment style. Each investment style is managed by a separate investment team of the Sub-Advisor. The Sub-Advisor will monitor the performance of each investment style of the blended strategy and, to the extent that it deems appropriate to maintain a neutral blended strategy, may periodically rebalance the allocation of the Fund's assets between growth and value stocks.

    In selecting growth stocks for the Fund's portfolio, the Sub-Advisor utilizes a bottom-up process which seeks to identify small companies with high expected growth and revenues and that are believed to be leaders, or are expected to become leaders, in their respective market niches. This process involves assessing a stock's current valuation by reviewing historical factors such as price-to-earnings, price-to-book, and price-to-free cash flow ratios, and revenues, as well as historic projected earnings and growth rates, and evaluating a company by looking at the capability of the management team, the strength of the company's position within its industry, the potential for the company to develop new products or markets, the company's return on equity and the company's financial and accounting policies.

    In selecting value stocks for the Fund's portfolio, the Sub-Advisor identifies small companies whose stock prices appear low relative to their underlying value or future earnings potential. The Sub-Advisor considers the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company that might suggest a more favorable outlook going forward, with a focus on stocks whose prices are historically low based on a given financial measure such as profits, book value or cash flow.

    The Sub-Advisor may sell a growth stock as a result of an adverse change in the issuing company's competitive position or ability to execute its growth plan or because of a significant earnings shortfall. The Sub-Advisor may sell a value stock when there is a negative change in company fundamentals and/or relative valuations or when price appreciation leads to overvaluation relative to the valuation target.

    The Fund may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

    The Fund may trade its investments frequently in trying to achieve its investment objective.

2. The following sidebar is added next to the section entitled "Principal Investment Strategies" on page 32 of the Prospectus:

    Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

3. The last sentence of the first paragraph under the section entitled "Principal Investment Risks" on page 33 of the Prospectus is revised to read as follows:

    In addition, the Fund is subject to the additional risk that the growth stocks and value stocks which it typically holds may not perform as well as other types of stocks even in times of rising markets.

4. The third paragraph under the section entitled "Management of the Company -- Sub-Advisor - Capital Opportunities Fund" on page 54 of the Prospectus is revised to read as follows:

    Gerald S. Frey, Managing Director and Chief Investment Officer, and Christopher S. Beck, CFA, Vice President and Senior Portfolio Manager, are responsible for the day-to-day management of the Fund. Mr. Frey manages the growth investment style of the Fund's blended investment strategy. Mr. Beck manages the value investment style of the Fund's blended investment strategy.

    Mr. Frey joined Delaware in 1996 and has 24 years of investment experience. He is assisted by Francis Houghton, Jr., Vice president/Senior Portfolio Manager, who joined Lynch & Mayer in 1990, which merged into Delaware Investment Advisors in 1990, and has 35 years of investment experience. Also assisting is Marshall T. Bassett, Vice President/Portfolio Manager, who joined Delaware in 1997 and has 12 years of investment experience; John A. Heffern, Vice President/Portfolio Manager, who joined Delaware in 1997 and has 8 years of investment experience; Jeffrey W. Hynoski, Vice President/Portfolio Manager, who joined Delaware in 1998; Steven T. Lampe, Vice President/Portfolio Manager, who joined Delaware in 1995; and Lori P. Wachs, Vice President/Portfolio Manager, who joined Delaware in 1992.

    Mr. Beck joined Delaware in 1997 and has 20 years of investment experience. He is assisted by Michael E. Hughes, CFA, Assistant Vice President/Equity Analyst, who joined Delaware in 2002 and has 6 years of investment experience. Also assisting is Michael Shrekgast, Equity Analyst, who joined Delaware in 2002 and has 4 years of investment experience.